SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The following events occurred subsequent to December 31, 2024 through April 7, 2025, the date at which the Company's Consolidated Financial Statements were available to be issued.
Amendment to Warehouse Facility 4
On January 29, 2025, the Company amended Warehouse Facility 4 to adjust the maximum borrowings available to be issued through the facility of $335.3 million and extend the maturity date to January 2026.
Digital Asset Loan Facility Agreement
On April 3, 2025, Figure Markets Credit LLC (“FMC”) executed a Master Participation Agreement with an asset management firm that allows FMC to grant 100% participation interest for digital asset backed loans owned by FMC. An initial facility size of $30.0 million was established, with the ability to increase to a maximum facility size of $50.0 million. The facility bears interest at a rate of 13.5%, has a scheduled termination date in April 2026, after which the purchase period will close and the facility matures in October 2026.